Contract Assets, Net (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Contract Assets, Net [Abstract]
Provision for allowance for credit loss of contract assets	$ 60,000	$ 307,040